DEFERRED REVENUE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2008
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 138	$ 245
Receivable Balance	237	376
Short-Term Deferred Revenue	517	396
Pioneer Agreement [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue				635
Total Receivable Under Agreement				635
Cumulative Cash Receipts Under Agreement	725
Deferred Revenue, Length of Time	8 years
Deferred Revenue, Revenue Recognized	79	79	79
Receivable Balance	230	313
Total Deferred Revenue	159	238
Short-Term Deferred Revenue	79	79
Syngenta Agreement [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	34	56
Deferred Revenue, Length of Time	9 years
Deferred Revenue, Revenue Recognized	23	6	4
Receivable Balance	58	67
Short-Term Deferred Revenue	24	12
Minimum Obligation Under Agreement	$ 81